Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005512
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	Investor Class
Trading Symbol	RPSIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 5,872,816,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	8.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,872,816
Number of Portfolio Holdings	18

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	8.8%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	59.8%
International Bond Funds	29.5
Domestic Equity Funds	10.4
Short-Term and Other	0.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.9
T. Rowe Price GNMA Fund	10.5
T. Rowe Price Equity Income Fund	10.4
T. Rowe Price Emerging Markets Bond Fund	7.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Credit Fund	4.9
T. Rowe Price Dynamic Global Bond Fund	4.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000227147
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	I Class
Trading Symbol	TSPNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 5,872,816,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	8.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,872,816
Number of Portfolio Holdings	18

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	8.8%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	59.8%
International Bond Funds	29.5
Domestic Equity Funds	10.4
Short-Term and Other	0.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.9
T. Rowe Price GNMA Fund	10.5
T. Rowe Price Equity Income Fund	10.4
T. Rowe Price Emerging Markets Bond Fund	7.6
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Credit Fund	4.9
T. Rowe Price Dynamic Global Bond Fund	4.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless